Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	LandStar, Inc.
Entity Central Index Key	0001068689
Document Type	10-12G/A
Document Period End Date	Sep. 30, 2018
Amendment flag	true
Amendment description	We are filing this General Form for Registration of Securities on Form 10 to register our common stock, par value $0.001 per share (the "Common Stock"), pursuant to Section 12(g) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Once this Registration Statement is deemed effective, we will be subject to the requirements of Regulation 13A under the Exchange Act, which will require us to file annual reports on Form 10-K; quarterly reports on Form 10-Q; and, current reports on Form 8-K, and we will be required to comply with all other obligations of the Exchange Act applicable to issuers filing registration statements pursuant to Section 12(g) of the Exchange Act. Unless otherwise noted, references in this Registration Statement to the "Registrant", the "Company", "LandStar" "we", "our", or "us" means LandStar, Inc.
Current Fiscal Year End Date	--12-31
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Trading Symbol	LDSR